Derivatives and hedge accounting - Gross carrying value of derivatives used for cash flow hedge accounting (Details) - - Derivatives - Cash flow hedges - Net payer and receiver swap - EUR (€)
€ in Millions
	Dec. 31, 2025	Dec. 31, 2024
– Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 9,414	€ 10,635
Hedging instrument, liabilities	10,066	12,814
– Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	1,042	472
Hedging instrument, liabilities	139	339
– Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	63
Hedging instrument, liabilities		€ 10